General	6 Months Ended
Jun. 30, 2019
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Safe-T Group Ltd. (hereinafter - “Company”) is a holding company, which is engaged, as of this date, through its subsidiaries NetNut Ltd. (Hereinafter - “NetNut”), Safe-T Data A.R Ltd. (hereinafter - “Safe-T”) and Safe-T’s subsidiary Safe-T USA Inc. (hereinafter - “Safe-T Inc.”) in the development, marketing and sales of solutions which mitigate attacks on enterprises’ business-critical services and sensitive data, while ensuring uninterrupted business continuity as well as enabling smooth and efficient traffic flow, interruption-free service. For further information regarding NetNut acquisition on June 12, 2019, see note 8.

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (hereinafter - “TASE”) and as of August 17, 2018, the Company’s American Depository Shares (hereinafter - “ADSs”) are listed on the Nasdaq Capital Market (hereinafter - “Nasdaq”).

c.	The Company has an accumulated deficit as of June 30, 2019, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has sufficient resources to fund operations until November 2019. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.